Commitments and Contingencies - Schedule of Contractual Obligations (Details) - USD ($) $ in Thousands		Mar. 31, 2026		Mar. 31, 2025
Schedule of Contractual Obligations [Line Items]
Other borrowings	[2]	$ 913	[1]	$ 2,117
Less than 1 year [member]
Schedule of Contractual Obligations [Line Items]
Other borrowings	[1]	913
1 - 3 years [Member]
Schedule of Contractual Obligations [Line Items]
Other borrowings	[1]
3 - 5 years [Member]
Schedule of Contractual Obligations [Line Items]
Other borrowings	[1]
More than 5 years [Member]
Schedule of Contractual Obligations [Line Items]
Other borrowings	[1]

[1]	As of March 31, 2026, our contractual obligation to repay outstanding other borrowings totaled $913,000.
[2]	The other borrowings from third parties were unsecured, bear interest at fixed rates ranging from 5.25% to 15.00% per annum, and are repayable within 12 months from the balance sheet date. The borrowings are not subject to any financial covenants, are not secured by any company assets, and were not in default as of March 31, 2026.